Preferred Stock And Other Capital (Details) (USD $)	12 Months Ended					0 Months Ended	3 Months Ended					0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 02, 2011 Fhn [Member]	Dec. 22, 2010 Fhn [Member]	Jan. 02, 2011 Fixed Rate Cumulative Perpetual Preferred Stock [Member] Fhn [Member]	Dec. 31, 2008 Fixed Rate Cumulative Perpetual Preferred Stock [Member] Fhn [Member]	Dec. 31, 2012 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2011 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2010 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Dec. 31, 2005 Class A Preferred Stock [Member] First Tennessee Bank National Association [Member]	Jan. 02, 2013 Class A Preferred Stock [Member] First Horizon Preferred Funding III Inc [Member]	Dec. 31, 2000 Class B Preferred Stock [Member] FT Real Estate Securities Company, Inc. [Member]	Dec. 31, 2000 Class B Preferred Stock [Member] Noncontrolling Interest [Member]	Jan. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2005 Series A Preferred Stock [Member] First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Warrant issued to purchase common shares				14,842,321
Warrant adjustment due to stock dividend to cover common shares per share				8.757
Common equity and senior debt offerings					$ 750,000,000
Common stock warrant repurchased-CPP	79,700,000
Stock dividend distributed through date						January 1, 2011
Percentage of cumulative preferred stock													9.50%		6.20%
Liquidation preference per share											$ 1,000		$ 1,000,000
Noncontrolling interest, subsidiary preferred stock	300,000	300,000	300,000					294,800,000	294,800,000	294,800,000
Preferred stock issued															100,000,000
Stock Issued During Period Shares New Issues							866,540						50	47	1,000	300,000
Debt Instrument Due Date													March 31, 2031
Stock Issued During Period Value New Issues		$ 263,103,000										$ 100,000